Quarterly Financial Data (Unaudited and Restated) - Statement Of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 35,813			$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
Costs of goods sold and services:
Total costs of goods sold and services	15,660			12,143	12,150	11,388	12,463	13,180	16,341	15,183	15,455	23,851	30,638	41,325	36,001	46,979	48,144	60,159	45,784
Gross profit	20,153			19,406	19,409	19,416	15,993	12,644	10,305	8,317	14,097	35,409	22,414	60,935	54,818	32,719	74,224	45,363	64,772
Operating expenses:
Research and development	8,104			7,210	7,739	6,128	4,987	5,843	6,829	7,257	6,880	11,115	14,137	23,015	18,854	20,966	26,064	26,809	28,383
Selling, general and administrative				23,436	23,550	21,308	20,817	18,385	20,479	27,816	25,171	42,125	52,987		65,675	73,466	89,111	91,851	92,910
Other lease costs	889			1,016	928	968	800	802	609			1,768		2,740	2,696	609	3,712	1,411	0
Impairment and restructuring				1,361	0	0	(33)	9,006	20,343	207		(33)	207		(33)	20,550	1,328	29,556	0
Total operating expenses	31,901			33,023	32,217	28,404	26,571	34,036	48,260	35,280	32,051	54,975	67,331	98,782	87,192	115,591	120,215	149,627	121,293
Loss from operations	(11,748)			(13,617)	(12,808)	(8,988)	(10,578)	(21,392)	(37,955)	(26,963)	(17,954)	(19,566)	(44,917)	(37,847)	(32,374)	(82,872)	(45,991)	(104,264)	(56,521)
Interest income (expense), net	3,535			4,319	4,185	3,886	3,449	2,815	1,712	552	52	7,335	604	11,165	11,520	2,316	15,839	5,131	(403)
Other income (expense), net	5			626	2,110	(214)	(5)	533	(235)	(358)	(217)	(219)	(575)	221	1,891	(810)	2,517	(277)	1,340
Loss before income taxes	(8,208)			(8,672)	(6,513)	(5,316)	(7,134)	(18,044)	(36,478)	(26,769)	(18,119)	(12,450)	(44,888)	(26,461)	(18,963)	(81,366)	(27,635)	(99,410)	(55,584)
Income tax expense	(145)			(141)	(203)	(235)	(140)	(154)	(72)	(137)	199	(375)	62	(442)	(578)	(10)	(719)	(164)	36
Net loss	$ (8,353)	$ (7,307)	$ (11,243)	$ (8,813)	$ (6,716)	$ (5,551)	$ (7,274)	$ (18,198)	$ (36,550)	$ (26,906)	$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Net loss per common share, basic (in dollars per share)	$ (0.22)			$ (0.23)	$ (0.18)	$ (0.15)	$ (0.19)	$ (0.49)	$ (0.99)	$ (0.73)	$ (0.49)	$ (0.34)	$ (1.22)	$ (0.7)	$ (0.52)	$ (2.2)	$ (0.75)	$ (2.69)	$ (1.54)
Net loss per common share, diluted (in dollars per share)	$ (0.22)			$ (0.23)	$ (0.18)	$ (0.15)	$ (0.19)	$ (0.49)		$ (0.73)	$ (0.49)	$ (0.34)	$ (1.22)	$ (0.7)	$ (0.52)		$ (0.75)	$ (2.69)	$ (1.54)
Weighted-average common shares outstanding, basic (in shares)	38,449,000			37,890,000	37,657,000	37,494,000	37,327,000	37,160,000	37,005,000	36,922,000	36,851,000	37,411,000	36,887,000	38,305,000	37,494,000	36,927,000	37,594,000	36,991,000	35,997,000
Weighted-average common shares outstanding, diluted (in shares)	38,449,000			37,890,000	37,657,000	37,494,000	37,327,000	37,160,000		36,922,000	36,851,000	37,411,000	36,887,000	38,305,000	37,494,000		37,594,000	36,991,000	35,997,000
Product revenue
Revenues:
Total revenues	$ 19,694			$ 20,821	$ 19,940	$ 19,549	$ 19,360	$ 16,674	$ 17,693	$ 14,785	$ 20,656	$ 38,909	$ 35,441	$ 59,251	$ 58,849	$ 53,134	$ 79,670	$ 69,808	$ 81,062
Costs of goods sold and services:
Total costs of goods sold and services	10,554			7,314	7,209	6,701	7,879	9,491	11,347	10,546	11,457	14,580	22,003	25,461	21,789	33,350	29,103	42,841	32,114
Service revenue
Revenues:
Total revenues	13,845				10,883									39,323	29,859		40,089	34,495	23,629
Costs of goods sold and services:
Total costs of goods sold and services	5,106				4,941									15,864	14,212
Service and other revenue
Revenues:
Total revenues				10,230	10,883	10,470	8,506	8,767	8,370	8,548	8,810	18,976	17,358		29,859	25,728	40,089	34,495	23,629
Costs of goods sold and services:
Total costs of goods sold and services				4,829	4,941	4,687	4,584	3,689	4,994	4,637	3,998	9,271	8,635		14,212	13,629	19,041	17,318	13,670
Collaboration and license revenue
Revenues:
Total revenues	1,872			146	237	629	368	170	301	92	86	997	178	2,756	1,234	479	1,380	649	648
Grant revenue
Revenues:
Total revenues	$ 402			352	499	156	222	213	282	75		378	75	$ 930	877	357	1,229	570	5,217
As Previously Reported
Revenues:
Total revenues				31,549	31,334	31,029	28,456	25,824	26,646	23,500	29,552	59,485	53,052		90,819	79,698	122,368	105,522	110,556
Costs of goods sold and services:
Total costs of goods sold and services				14,750	13,551	11,891	11,530	13,232	15,702	14,789	14,993	23,421	29,782		36,972	45,484	51,722	58,716	48,828
Gross profit				16,799	17,783	19,138	16,926	12,592	10,944	8,711	14,559	36,064	23,270		53,847	34,214	70,646	46,806	61,728
Operating expenses:
Research and development				6,991	7,200	5,946	4,720	5,600	6,631	6,625	7,034	10,666	13,659		17,866	20,290	24,857	25,890	27,978
Selling, general and administrative				24,172	23,595	21,591	20,883	19,272	19,966	27,045	25,712	42,474	52,757		66,069	72,723	90,241	91,995	92,336
Other lease costs				1,016	758	1,162	776	669	609			1,938			2,696	609	3,712	1,278
Impairment and restructuring				1,570	0	0	(33)	9,006	20,341	0		(33)	0		(33)	20,341	1,537	29,347
Total operating expenses				33,749	31,553	28,699	26,346	34,547	47,547	33,670	32,746	55,045	66,416		86,598	113,963	120,347	148,510	120,314
Loss from operations				(16,950)	(13,770)	(9,561)	(9,420)	(21,955)	(36,603)	(24,959)	(18,187)	(18,981)	(43,146)		(32,751)	(79,749)	(49,701)	(101,704)	(58,586)
Interest income (expense), net				4,319	4,185	3,886	3,449	2,815	1,712	552	52	7,335	604		11,520	2,316	15,839	5,131	(403)
Other income (expense), net				363	2,030	(154)	8	614	(101)	(358)	(217)	(146)	(575)		1,884	(676)	2,247	(62)	1,265
Loss before income taxes				(12,268)	(7,555)	(5,829)	(5,963)	(18,526)	(34,992)	(24,765)	(18,352)	(11,792)	(43,117)		(19,347)	(78,109)	(31,615)	(96,635)	(57,724)
Income tax expense				(141)	(203)	(235)	(140)	(55)	(72)	(137)	199	(375)	62		(578)	(10)	(719)	(65)	36
Net loss				$ (12,409)	$ (7,758)	$ (6,064)	$ (6,103)	$ (18,581)	$ (35,064)	$ (24,902)	$ (18,153)	$ (12,167)	$ (43,055)		$ (19,925)	$ (78,119)	$ (32,334)	$ (96,700)	$ (57,688)
Net loss per common share, basic (in dollars per share)				$ (0.33)	$ (0.21)	$ (0.16)	$ (0.16)	$ (0.5)	$ (0.95)	$ (0.67)	$ (0.49)	$ (0.33)	$ (1.17)		$ (0.53)	$ (2.12)	$ (0.86)	$ (2.61)	$ (1.6)
Net loss per common share, diluted (in dollars per share)				$ (0.33)	$ (0.21)	$ (0.16)	$ (0.16)	$ (0.5)		$ (0.67)	$ (0.49)	$ (0.33)	$ (1.17)		$ (0.53)		$ (0.86)	$ (2.61)	$ (1.6)
Weighted-average common shares outstanding, basic (in shares)				37,890,000	37,657,000	37,494,000	37,327,000	37,160,000	37,005,000	36,922,000	36,851,000	37,411,000	36,887,000		37,494,000	36,927,000	37,594,000	36,991,000	35,997,000
Weighted-average common shares outstanding, diluted (in shares)				37,890,000	37,657,000	37,494,000	37,327,000	37,160,000		36,922,000	36,851,000	37,411,000	36,887,000		37,494,000		37,594,000	36,991,000	35,997,000
As Previously Reported | Product revenue
Revenues:
Total revenues				$ 20,821	$ 19,660	$ 19,692	$ 19,287	$ 16,674	$ 17,693	$ 14,785	$ 20,656	$ 38,979	$ 35,441		$ 58,639	$ 53,134	$ 79,460	$ 69,808	$ 81,062
Costs of goods sold and services:
Total costs of goods sold and services				10,025	8,342	7,236	7,033	9,631	10,511	9,921	10,746	14,269	20,667		22,611	31,178	32,636	40,809	34,149
As Previously Reported | Service revenue
Revenues:
Total revenues					10,938										30,069
Costs of goods sold and services:
Total costs of goods sold and services					5,209										14,361
As Previously Reported | Service and other revenue
Revenues:
Total revenues				10,230	10,938	10,552	8,579	8,767	8,370	8,548	8,810	19,131	17,358		30,069	25,728	40,299	34,495	23,629
Costs of goods sold and services:
Total costs of goods sold and services				4,725	5,209	4,655	4,497	3,601	5,191	4,868	4,247	9,152	9,115		14,361	14,306	19,086	17,907	14,679
As Previously Reported | Collaboration and license revenue
Revenues:
Total revenues				146	237	629	368	170	301	92	86	997	178		1,234	479	1,380	649	648
As Previously Reported | Grant revenue
Revenues:
Total revenues				352	499	156	222	213	282	75		378	75		877	357	1,229	570	5,217
Adjustments
Revenues:
Total revenues				0	225	(225)	0	0	0	0	0	(225)	0		0	0	0	0	0
Costs of goods sold and services:
Total costs of goods sold and services				(2,607)	(1,401)	(503)	933	(52)	639	394	462	430	856		(971)	1,495	(3,578)	1,443	(3,044)
Gross profit				2,607	1,626	278	(933)	52	(639)	(394)	(462)	(655)	(856)		971	(1,495)	3,578	(1,443)	3,044
Operating expenses:
Research and development				219	539	182	267	243	198	632	(154)	449	478		988	676	1,207	919	405
Selling, general and administrative				(736)	(45)	(283)	(66)	(887)	513	771	(541)	(349)	230		(394)	743	(1,130)	(144)	574
Other lease costs				0	170	(194)	24	133	0			(170)			0	0	0	133
Impairment and restructuring				(209)	0	0	0	0	2	207		0	207		0	209	(209)	209
Total operating expenses				(726)	664	(295)	225	(511)	713	1,610	(695)	(70)	915		594	1,628	(132)	1,117	979
Loss from operations				3,333	962	573	(1,158)	563	(1,352)	(2,004)	233	(585)	(1,771)		377	(3,123)	3,710	(2,560)	2,065
Interest income (expense), net				0	0	0	0	0	0	0	0	0	0		0	0	0	0	0
Other income (expense), net				263	80	(60)	(13)	(81)	(134)	0	0	(73)	0		7	(134)	270	(215)	75
Loss before income taxes				3,596	1,042	513	(1,171)	482	(1,486)	(2,004)	233	(658)	(1,771)		384	(3,257)	3,980	(2,775)	2,140
Income tax expense				0	0	0	0	(99)	0	0	0	0	0		0	0	0	(99)	0
Net loss				$ 3,596	$ 1,042	$ 513	$ (1,171)	$ 383	$ (1,486)	$ (2,004)	$ 233	$ (658)	$ (1,771)		$ 384	$ (3,257)	$ 3,980	$ (2,874)	$ 2,140
Net loss per common share, basic (in dollars per share)				$ 0.1	$ 0.03	$ 0.01	$ (0.03)	$ 0.01	$ (0.04)	$ (0.06)	$ 0	$ (0.01)	$ (0.05)		$ 0.01	$ (0.08)	$ 0.11	$ (0.08)	$ 0.06
Net loss per common share, diluted (in dollars per share)				$ 0.1	$ 0.03	$ 0.01	$ (0.03)	$ 0.01		$ (0.06)	$ 0	$ (0.01)	$ (0.05)		$ 0.01		$ 0.11	$ (0.08)	$ 0.06
Weighted-average common shares outstanding, basic (in shares)				0	0	0	0	0	0	0	0	0	0		0	0	0	0	0
Weighted-average common shares outstanding, diluted (in shares)				0	0	0	0	0		0	0	0	0		0		0	0	0
Adjustments | Product revenue
Revenues:
Total revenues				$ 0	$ 280	$ (143)	$ 73	$ 0	$ 0	$ 0	$ 0	$ (70)	$ 0		$ 210	$ 0	$ 210	$ 0	$ 0
Costs of goods sold and services:
Total costs of goods sold and services				(2,711)	(1,133)	(535)	846	(140)	836	625	711	311	1,336		(822)	2,172	(3,533)	2,032	(2,035)
Adjustments | Service revenue
Revenues:
Total revenues					(55)										(210)
Costs of goods sold and services:
Total costs of goods sold and services					(268)										(149)
Adjustments | Service and other revenue
Revenues:
Total revenues				0	(55)	(82)	(73)	0	0	0	0	(155)	0		(210)	0	(210)	0	0
Costs of goods sold and services:
Total costs of goods sold and services				104	(268)	32	87	88	(197)	(231)	(249)	119	(480)		(149)	(677)	(45)	(589)	(1,009)
Adjustments | Collaboration and license revenue
Revenues:
Total revenues				0	0	0	0	0	0	0	$ 0	0	0		0	0	0	0	0
Adjustments | Grant revenue
Revenues:
Total revenues				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0